OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CITIGROUP MORTGAGE LOAN TRUST INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________

Central Index Key Number of securitizer: _________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001257102

Citigroup Mortgage Loan Trust 2018-RP1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):     0001729137

Central Index Key Number of underwriter (if applicable):    Not applicable

Susan Mills, Citigroup Mortgage Loan Trust Inc., (212) 723-6376

Stephen Kudenholdt, Dentons US LLP, (212) 768-6847

Name and telephone number, including area code, of the persons to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

Exhibit 99.1	AMC Diligence, LLC (“AMC”) & JCIII & Associates, Inc. (“JCIII”) Description of Services Narrative
Exhibit 99.2	JCIII Compliance Summary
Exhibit 99.3	JCIII Exception Report
Exhibit 99.4	JCIII Itemized Report
Exhibit 99.5	AMC Servicing Comment Review
Exhibit 99.6	AMC Pay History Review
Exhibit 99.7	AMC Data Compare
Exhibit 99.8	AMC Exceptions Standard Report (#1)
Exhibit 99.9	AMC Exceptions Standard Report (#2)
Exhibit 99.10	AMC Loan Level Exception Report (#1)
Exhibit 99.11	AMC Loan Level Exception Report (#2)
Exhibit 99.12	Meridian Asset Services, LLC (“Meridian”) Narrative
Exhibit 99.13	Meridian Title Diligence Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CITIGROUP MORTGAGE LOAN TRUST INC.

Date: January 25, 2018	By:	/s/ Susan Mills
Name: Susan Mills
	Title:	Vice President
(senior officer in charge of securitization of the securitizer)

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	AMC Diligence, LLC (“AMC”) & JCIII & Associates, Inc. (“JCIII”) Description of Services Narrative
Exhibit 99.2	JCIII Compliance Summary
Exhibit 99.3	JCIII Exception Report
Exhibit 99.4	JCIII Itemized Report
Exhibit 99.5	AMC Servicing Comment Review
Exhibit 99.6	AMC Pay History Review
Exhibit 99.7	AMC Data Compare
Exhibit 99.8	AMC Exceptions Standard Report (#1)
Exhibit 99.9	AMC Exceptions Standard Report (#2)
Exhibit 99.10	AMC Loan Level Exception Report (#1)
Exhibit 99.11	AMC Loan Level Exception Report (#2)
Exhibit 99.12	Meridian Asset Services, LLC (“Meridian”) Narrative
Exhibit 99.13	Meridian Title Diligence Report